Condensed Interim Consolidated Statements of Cash Flows	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (761,303)	$ (152,960)	$ (1,729,012)	$ (460,316)	$ (1,245,057)	$ (1,249,202)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on decommissioning obligations	8,238	2,987	24,714	8,792	11,722	45,371
Depletion and depreciation	73,093	12,717	161,988	21,955	60,479	37,291
Foreign exchange loss (gain)			(214,133)	109,102	87,747	(2,209)
Forfeiture of reclamation bond				50,165	50,165
Forgiveness of loan payable	(7,900)		(7,900)
Interest	2,597	1,348	6,285	11,116	13,506	15,905
Gain on settlement of decommissioning obligations						(10,415)
Settlement of trade payables		(1,965)		(9,683)	(9,682)	(23,329)
Proceeds from redemption of credit card deposit						18,600
Share-based payments	185	486	604,861	2,401	2,870	4,175
Shares issued for services				54,958	54,958
Loss on disposal of property and equipment					613,457	879,070
Trade and other receivables			(174,362)	35,414	34,092	58,169
Prepaid expenses and deposits			(833,922)	(21,336)	(29,977)	40,218
Trade and other payables			711,083	(293,869)	(234,475)	82,876
Amounts due to related parties			(10,618)	(164,560)	(162,598)	102,052
Right of use asset and lease liability			40,731	32,669	46,942	24,194
Net cash used in operating activities			(1,420,285)	(623,192)	(705,851)	22,766
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment			(202,136)	(283,298)	(265,717)	(128,752)
Proceeds from sale of oil and gas interests				1,123,244	1,123,244
Net cash provided by (used in) investing activities			(202,136)	839,946	857,527	(128,752)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital			8,112,340
Share issuance costs			(1,079,928)
Convertible debenture repayment				(79,000)
Loan repayment			(23,700)
Convertible debentures					(79,000)	148,800
Loan proceeds						29,760
Loan from related party			(3,647)	(6,329)	(8,455)	(48,793)
Lease payments			(41,661)	(30,193)	(43,932)	(20,962)
Net cash provided by (used in) financing activities			6,963,404	(115,522)	(131,387)	108,805
Change in cash during the period			5,340,983	101,232	20,289	2,819
Cash, beginning of the period			25,806	5,517	5,517	2,698
Cash, end of the period	$ 5,366,789	$ 106,749	5,366,789	106,749	25,806	5,517
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with property acquisition agreement					2,468,750
Common stock purchase warrants issued in connection with property acquisition agreement					1,180,718
Trade and other payables related to property and equipment			93,960	69,262	68,735	157,240
Share purchase warrants issued in connection with private placement			1,628,088
Adjustments to decommissioning liabilities					796,809	189,375
Supplemental cash flow disclosures:
Interest paid			$ 18,960	$ 13,090	$ 13,090